Trade Receivables (Tables)	6 Months Ended
Jun. 30, 2025
Trade Receivables [Abstract]
Schedule of Trade Receivables
	As of	As of
	December 31,	June 30,
	2024	2025
	MYR	MYR	USD
Receivables from farm solutions sales
- from third parties	19,234,500	5,239,775	1,239,978
- from related parties	1,100,000	50,000	11,832
Receivables from vegetable sales
- from third parties	16,693,373	30,722,011	7,270,277
- from related parties	32,841	32,841	7,772
Total trade receivables, gross	37,060,714	36,044,627	8,529,859
Less: loss allowances for expected credit loss	(743,860)	(401,576)	(95,032)
Total trade receivables, net	36,316,854	35,643,051	8,434,827

Schedule of Trade Receivables Based on Revenue Recognition

Aging analysis of gross trade receivables, based on the date of revenue recognition, as of December 31, 2024 and June 30, 2025 are as follows:

	As of December 31, 2024	As of June 30, 2025
	MYR	MYR	USD
Within 3 months	30,278,889	16,275,319	3,851,508
More than 3 months but within 6 months	3,010,069	10,407,107	2,462,813
More than 6 months but within 1 year	2,470,419	9,277,008	2,195,377
More than 1 year	1,301,337	85,193	20,161
Total trade receivables, gross	37,060,714	36,044,627	8,529,859